Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Accounts receivable	57,799,537	85,898,085	11,999,286
Allowance for credit losses related to accounts receivable	(19,102,954)	(17,910,167)	(2,501,909)
Total accounts receivable, net	38,696,583	67,987,919	9,497,377

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Beginning balance	10,196,104	19,102,954	2,668,532
Addition	13,678,040	-	-
Write off	(4,764,444)	(15,117)	(2,112)
Reverse	(6,746)	(1,177,670)	(164,511)
Ending balance	19,102,954	17,910,167	2,501,909

The Group recorded bad debt expenses of RMB 6,974,931 and nil for the six months ended June 30, 2024 and 2025, respectively. For the six months ended June 30, 2025, the Group had written off RMB 15,117 (US$ 2,112) in bad debt, and made reversal of bad debt of RMB 1,177,670 (US$ 164,511). For the six months ended June 30, 2024, the Group had written off RMB 5,423 in bad debt, and made reversal of bad debt of RMB 9,023,644.